UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Life Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	August 3, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934




                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$1,302,951


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

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FORM 13F INFORMATION TABLE
6/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

AMERICAN HOME PRODS CORP        COM            026609107    49,004   854,100  SH        SHARED   01 02                    854,100
AMERICAN INTL GROUP INC         COM            026874107    61,924   528,139  SH        SHARED   01 02                    528,139
AVON PRODS INC                  COM            054303102    48,196   868,400  SH        SHARED   01 02                   868,400
BANK ONE CORP                   COM            06423A103    45,033   756,065  SH        SHARED   01 02                   756,065
BAXTER INTL INC                 COM            071813109    12,099   199,576  SH        SHARED   01 02                    199,576
BERKSHIRE HATHAWAY INC DEL      CL A           084670108    22,048       320  SH        SHARED   01 02                            3
BRISTOL MYERS SQUIBB CO         COM            110122108    57,252   812,800  SH        SHARED   01 02                    812,800
CBS CORP                        COM            12490K107     6,913   158,700  SH        SHARED   01 02                    158,700
CATERPILLAR INC DEL             COM            149123101    15,312   255,200  SH        SHARED   01 02                   255,200
CHUBB CORP                      COM            171232101    24,992   359,600  SH        SHARED   01 02                   359,600
CISCO SYS INC                   COM            17275R102    37,435   580,950  SH        SHARED   01 02                   580,950
CITIGROUP INC                   COM            172967101    45,778   963,750  SH        SHARED   01 02                   963,750
CONSOLIDATED STORES CORP        COM            210149100    20,650   764,800  SH        SHARED   01 02                   764,800
CORNING INC                     COM            219350105    39,565   564,200  SH        SHARED   01 02                   564,200
COX COMMUNICATIONS INC NEW      CL A           224044107    37,396 1,015,844  SH        SHARED   01 02                  1,015,844
DISNEY WALT CO DEL              COM            254687106    18,950   615,000  SH        SHARED   01 02                    615,000
DOW CHEM CO                     COM            260543103    19,222   151,500  SH        SHARED   01 02                     151,500
EMERSON RADIO CORP              COM            291087203        93   164,732  SH        SHARED   01 02                    164,732
EXXON CORP                      COM            302290101    19,004   246,400  SH        SHARED   01 02                   246,400
FLORIDA PROGRESS CORP           COM            341109106     6,197   150,000  SH        SHARED   01 02                    150,000
GANNETT INC                     COM            364730101    15,845   222,000  SH        SHARED   01 02                   222,000
GENERAL ELEC CO                 COM            369604103    49,765   440,400  SH        SHARED   01 02                   440,400
HEALTHSOUTH CORP                COM            421924101    15,890 1,068,220  SH        SHARED   01 02                 1,068,220
IMS  HEALTH INC                 COM            449934108    30,488   975,600  SH        SHARED   01 02                   975,600
IKON OFFICE SOLUTIONS INC       COM            451713101    13,848   923,200  SH        SHARED   01 02                   923,200
INTEL CORP                      COM            458140100    25,050   421,000  SH        SHARED   01 02                    421,000
INTERNATIONAL BUSINESS MACHS    COM            459200101    66,047   511,000  SH        SHARED   01 02                     511,000
JOHNSON & JOHNSON               COM            478160104    46,452   474,000  SH        SHARED   01 02                   474,000
KNIGHT RIDDER NEWSPAPERS INC    COM            499040103    11,134   202,200  SH        SHARED   01 02                   202,200
MARRIOTT INTL INC NEW           CL A           571903202       225     6,016  SH        SHARED   01 02                         6,01
MCKESSON HBOC INC               COM            58155Q103    18,192   565,200  SH        SHARED   01 02                   565,200
MEDIAONE GROUP INC              COM            58440J104    42,007   564,800  SH        SHARED   01 02                   564,800
MEDTRONIC INC                   COM            585055106    36,991   475,000  SH        SHARED   01 02                   475,000
MELLON BK CORP                  COM            585509102     8,832   242,800  SH        SHARED   01 02                   242,800
MILLIPORE CORP                  COM            601073109    25,530   629,400  SH        SHARED   01 02                   629,400
MOBIL CORP                      COM            607059102    12,063   122,160  SH        SHARED   01 02                     122,160
MONSANTO CO                     COM            611662107    19,326   488,500  SH        SHARED   01 02                   488,500
PEPSICO INC                     COM            713448108    16,017   414,000  SH        SHARED   01 02                    414,000
PFIZER INC                      COM            717081103    38,368   352,000  SH        SHARED   01 02                   352,000
PROCTOR & GAMBLE CO             COM            742718109    35,557   398,400  SH        SHARED   01 02                   398,400
RALSTON PURINA CO               COM RAL-PUR GP 751277302     3,874   127,287  SH        SHARED   01 02                    127,287
SCHERING PLOUGH CORP            COM            806605101    42,347   806,600  SH        SHARED   01 02                   806,600
SCHLUMBERGER LTD                COM            806857108    14,903   234,000  SH        SHARED   01 02                   234,000
SPRINT CORP                     COM FON GROUP  852061100    21,388   403,540  SH        SHARED   01 02                   403,540
SPRINT CORP                     PCS COM SER 1  852061506     5,750   100,885  SH        SHARED   01 02                    100,885
VULCAN MATLS CO                 COM            929160109    43,237   896,100  SH        SHARED   01 02                    896,100
WARNER LAMBERT CO               COM            934488107    28,528   412,700  SH        SHARED   01 02                    412,700
WELLS FARGO & CO                COM            949740104    28,234   660,440  SH        SHARED   01 02                   660,440

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